CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 274,671	$ 846,650	$ 26,943
Accounts receivable, net	693,424	417,463	41,903
Prepaid expenses	47,966	82,200	$ 857
Inventory	552,074	670,180
Note receivable			$ 173,754
Total Current Assets	1,568,135	2,016,493	243,457
Property, equipment and leasehold improvements, net	5,340,871	5,446,743	21,369
Intangible assets, net	151,062	161,412	194,872
Deposits	170,313	94,578	3,580,887
Total Assets	7,230,381	7,719,226	4,040,585
Current Liabilities:
Accounts payable and accrued expenses	1,309,479	573,721	1,275,918
Note payable		$ 4,615,547	1,197,680
Loans from Related Party			102,500
Derivative liability	1,322,800	$ 1,253,000	1,381,000
Short-term debt	2,829,469	4,615,547
Total Current Liabilities	5,461,748	$ 6,442,268	$ 3,957,098
Long-term debt, net of unamortized debt discount	88,126
Total Liabilities	5,549,874	$ 6,442,268	$ 3,957,098
Stockholders' Equity
Common stock, Par value $0.001; authorized 350,000,000 shares; issued 210,098,276 and 197,532,892 shares as of March 31, 2015 and December 31, 2014, respectively	210,098	197,533	146,808
Additional Paid in Capital	40,622,793	38,081,784	14,759,246
Accumulated Deficit	(38,803,043)	(36,726,529)	(14,837,317)
Total Terra Tech Corp. stockholders' equity	2,045,348	1,568,288	$ 83,487
Non-controlling interest	(364,841)	(291,330)
Total Stockholders' Equity	1,680,507	1,276,958	$ 83,487
Total Liabilities and Stockholders' Equity	$ 7,230,381	$ 7,719,226	$ 4,040,585
Convertible Series A Preferred Stock
Stockholders' Equity
Preferred stock, value
Convertible Series B Preferred Stock
Stockholders' Equity
Preferred stock, value	$ 15,500	$ 15,500	$ 14,750